Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME
Loans receivable and fees on loans	$ 21,327	$ 20,930
Securities available for sale:
Taxable	1,408	1,165
Tax-exempt	333	361
Other investment income	227	222
Federal funds sold	99	85
Total Interest Income	23,394	22,763
INTEREST EXPENSE
Deposits	1,794	2,169
Other borrowed funds	2,381	2,388
Total interest expense	4,175	4,557
Net interest income	19,219	18,206
PROVISION FOR LOAN LOSSES (Note 5)	1,526	1,469
Net interest income after provision for loan losses	17,693	16,737
NON-INTEREST INCOME
Securities gains	47	16
Mortgage Banking Income	525	0
Service charges on deposit accounts	1,786	1,685
Other service charges, commissions and fees	1,748	1,647
Other operating income	762	584
Total Non-Interest Income	4,868	3,932
NON-INTEREST EXPENSE
Salaries and employee benefits (Note 14)	12,005	10,242
Occupancy expense of bank premises	1,332	1,131
Furniture and equipment expense	1,516	1,370
Other operating expenses (Note 17 and 23)	6,173	6,049
Foreclosed Assets - Write-down and operating expenses	1,883	1,745
Total Non-Interest Expenses	22,909	20,537
Income (Loss) Before Income Taxes	(348)	132
Income Tax Benefit (Note 8)	(360)	(1,205)
Net Income	$ 12	$ 1,337
Earnings Per Common Share (Note 13)	$ 0.00	$ 0.17
Diluted Earnings Per Common Share (Note 13)	$ 0.00	$ 0.13